FINANCIAL DEBT WITH THIRD PARTIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Non-current Senior Secured Notes	$ 490,012,000	$ 390,507,000
Brazilian bonds-Debentures	0	11,163,000
Non-current Bank Borrowing	748,000	4,387,000
Non-current lease liabilities	142,738,000	2,369,000
Total non-current	633,498,000	408,426,000
Current senior Secured Notes	11,909,722.2222222	9,528,000
Brazilian bonds-Debentures	0	3,545,000
Bank borrowing	23,180,000	35,111,000
Current lease liabilities	52,027,000	3,158,000
Total current	87,116,722.2222222	51,342,000
TOTAL DEBT WITH THIRD PARTIES	$ 720,614,722.222222	$ 459,768,000